Employee benefits - Funded Status of the plan (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Funded status of the plan:
Fair value of plan assets at end of year	$ 860,484	$ 878,785
Pension Plans
Funded status of the plan:
Benefit obligation at end of year	(851,471)	(914,353)	$ (852,551)
Fair value of plan assets at end of year	860,484	878,785	799,935
Funded status at year end	9,013	(35,568)	(52,616)
OPEB Plan
Funded status of the plan:
Benefit obligation at end of year	(159,958)	(179,210)	(168,681)
Fair value of plan assets at end of year	0	0	0
Funded status at year end	$ (159,958)	$ (179,210)	$ (168,681)